Note 12 - Accounts Payable, Trade	12 Months Ended
Dec. 31, 2014
Accounts Payable Trade [Abstract]
Accounts Payable Trade [Text Block]

12. ACCOUNTS PAYABLE, TRADE

Accounts payable, trade, as of December 31, 2014 and 2013 were as follows:

	As of December 31,	As of December 31,
	2014	2013
Suppliers	$7,735	$4,944
Shipyards	223	22
Insurers	697	1,516
Agents	650	575
Business Acquisition Obligation	5,682	-
Other creditors	8,889	14,394
	$23,876	$21,451

During the years ended December 31, 2014 and 2013, excluding the shares issued to Hanover discussed in Note 21, the Company issued approximately 154,835 and 187 shares, respectively, to various vendors and related parties to settle outstanding invoices of approximately $13,295 and $9,700, respectively, including true up clauses.